Note 15 - Stock Options and Contributed Surplus	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
15.	STOCK OPTIONS AND CONTRIBUTED SURPLUS

Stock Options
On
June 21, 2018,
shareholders of the Company approved amendments to the Company's fixed
20%
stock option plan (as amended, previously referred to as the
"2016
plan", now referred to as the
"2018
Plan"). Under the
2018
Plan, the board of directors
may
grant options to acquire common shares of the Company to qualified directors, officers, employees and consultants. The
2018
Plan provides that the number of common shares issuable pursuant to options granted under the
2018
Plan and pursuant to other previously granted options is limited to
57,611,360
(the “Number Reserved”). Any subsequent increase in the Number Reserved must be approved by shareholders of the Company and cannot, at the time of the increase, exceed
20%
of the number of issued and outstanding shares. The stock options vest in accordance with the policies determined by the Board of Directors from time to time consistent with the provisions of the
2018
Plan which grants discretion to the Board of Directors.

Stock option transactions and the number of stock options outstanding were as follows:

		Historical
		Weighted Average
	Number of	Exercise
	Options	Price

Balance, January 1, 2017	23,805,500	$0.96
Expired/cancelled	(5,455,209)	0.73
Exercised	(685,000)	0.19
Granted	15,425,000	0.24
Balance, December 31, 2017	33,090,291	0.68
Expired/cancelled	(1,944,791)	0.74
Exercised	(372,250)	0.26
Granted	13,690,479	0.34
Balance, December 31, 2018	44,463,729	0.58
Expired/cancelled (1)	(8,707,811)	0.90
Exercised	(281,250)	0.22
Granted	17,785,670	0.27
Balance, December 31, 2019	53,260,338	$0.43

(1)	2,277,186 cancelled options related to staff employed at DenseLight

During the year ended
December 31, 2019,
the Company recorded stock-based compensation of
$2,888,141
(
2018
-
$3,602,879,
2017
-
$2,958,358
) relating to stock options that vested during the year. The stock-based compensation applicable to employees of DenseLight in the amount of $(
75,608
) (
2018
-
$419,238,
2017
-
216,566
) has been allocated to discontinued operations (see note
23
).

The stock options granted were valued using the Black-Scholes option pricing model using the following assumptions:

	2019			2018			2017

Weighted average exercise price		$0.27			$0.34			$0.24
Weighted average risk-free interest rate		1.57%			2.17%			1.87%
Weighted average dividend yield		0%			0%			0%
Weighted average volatility		95.48%			103.47%			102.73%
Weighted average estimated life (in years)		10			10			10
Weighted average share price		$0.27			$0.34			$0.24
Share price on the various grant dates:	$0.24	-	$0.28	$0.18	-	$0.40	$0.21	-	$0.32
Weighted average fair value		$0.24			$0.30			$0.22

The underlying expected volatility was determined by reference to the Company's historical share price movements, its dividend policy and dividend yield and past experience relating to the expected life of granted stock options.

The weighted average remaining contractual life and weighted average exercise price of options outstanding and of options exercisable as at
December 31, 2019
are as follows:

		Options Outstanding				Options Exercisable
				Historical	Weighted		Historical
				Weighted	Average		Weighted
				Average	Remaining		Average
Exercise			Number	Exercise	Contractual	Number	Exercise
Range			Outstanding	Price	Life (years)	Exercisable	Price
$0.11	-	$0.20	693,750	$0.19	6.14	693,750	$0.19
$0.21	-	$0.24	9,020,313	$0.22	7.63	6,887,501	$0.22
$0.25	-	$0.29	10,888,259	$0.25	9.18	3,504,188	$0.25
$0.30	-	$0.86	24,844,766	$0.35	8.38	9,542,718	$0.40
$0.87	-	$1.64	7,813,250	$1.13	0.57	7,789,813	$1.13
			53,260,338	$0.43	7.24	28,417,970	$0.53

Contributed Surplus

The following table reflects the continuity of contributed surplus:

Amount
Balance, January 1, 2017	$29,062,874
Stock-based compensation	3,174,924
Fair value of stock options exercised	(134,831)
Balance, December 31, 2017	32,102,967
Stock-based compensation	4,022,117
Fair value of stock options exercised	(82,330)
Balance, December 31, 2018	36,042,754
Stock-based compensation	2,812,533
Fair value of stock options exercised	(55,950)
Balance, December 31, 2019	$38,799,337